MFS(R) VARIABLE INSURANCE TRUST

                                 MFS BOND SERIES

                      Supplement to the Current Prospectus

Effective November 26, 2001, the description of the portfolio manager in the MFS Bond Series (the series) is hereby restated as follows:

William J. Adams, a Vice President of MFS, has been employed in the investment management area of the adviser since 1997. Mr. Adams became a portfolio manager of the series effective August 1, 2000.

                The date of this Supplement is November 28, 2001.